OTHER INCOME(EXPENSES), NET	12 Months Ended
Dec. 31, 2025
OTHER INCOME (EXPENSE)
OTHER INCOME(EXPENSES), NET

Note 17 — OTHER INCOME(EXPENSES), NET

	For the Fiscal Years ended December 31,
	2023	2024	2025	2025
	JPY	JPY	JPY	US$
Unrealized gain(loss) on short-term investments	175,000	(87,500)	-	-
Unrealized gain on long-term investments	-	-	801,500	5,112
Loss on disposal of long-lived assets	(712,149)	(190,430)	(659,442)	(4,206)
Loss on disposal of a subsidiary*	-	(753,900)	-	-
Other income**	14,126,116	22,266,735	26,943,327	171,832
Other expenses***	-	(3,881,061)	(51,827,873)	(330,534)
Total other income, net	13,588,967	17,353,844	(24,742,488)	(157,796)

*	On April 8, 2024, the Company transferred 100% of the shares of its wholly owned subsidiary, Sky Earth Sports Co., to the subsidiary’s representative director, Mr. Soichiro Kanazawa, for an aggregated consideration of JPY12,500,000 ($79,719), resulting in a recognized loss of JPY753,900 ($4,808). In connection with the disposal of Sky Earth Sports Co., the Company evaluated whether the disposal constitutes a strategic shift that has, or is expected to have, a major effect on the Company’s operations and financial results, and concluded that the impact of this disposal is limited and does not represent a strategic shift.
**

Other income primarily included JPY9,533,619, JPY7,764,628 and JPY9,560,306 ($60,971) of the franchise income collected for the fiscal years ended December 31, 2023, 2024 and 2025, respectively. The Company has established a system to support the Company’s full-time coaches to apply and register as franchisees, in which the Company transfers certain business rights and members to the full-time coaches.

In addition, for the fiscal year ended December 31, 2025, other income included foreign exchange gains on foreign currency bank deposits of JPY7,743,963 ($49,388), primarily resulting from the fluctuation of the Japanese yen against the U.S. dollar regarding the proceeds from the initial public offering.

For the fiscal year ended December 31, 2024, the Company received eviction compensation of JPY5,500,000 ($35,077) in connection with the vacating of a leased building and recorded it as Other income.

The Company recognized a gain of JPY3,433,012 ($21,894) on the settlement of its asset retirement obligations associated with its headquarters due to waiver of restoration requirement and has recorded it in Other Income for the fiscal year ended December 31, 2024.

***	Other expenses primarily included JPY18,114,059 ($115,523) and JPY3,806,848 ($24,278) of fees for the syndicate loan and the commitment line, respectively, and JPY22,129,368 ($141,131) of loss related to changes in franchisee contracts for the fiscal year ended December 31, 2025.